Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	As of March 31,
	2020	2019

Accrued payroll and welfare	$393,740	$219,867
Other payable for leasehold improvements	1,428,073	119,535
Accrued professional service expenses	127,787	187,444
Other current liabilities	287,705	164,676
Total	$2,237,305	$691,522